General and Administrative	12 Months Ended
Dec. 31, 2021
Moringa Acquisition Corp [Member]
General and Administrative [Abstract]
GENERAL AND ADMINISTRATIVE

NOTE 8 — GENERAL AND ADMINISTRATIVE:

The formation and other operating expenses for the years ended December 31, 2021, and 2020 are as follows:

	December 31, 2021	December 31, 2020
	In U.S. dollars
Legal expenses	353,368	145,000
Audit, bookkeeping and accounting	110,237	50,000
Professional services	78,411	—
Management fees	109,295	—
Insurance	281,147	—
Other	11,475	860
	943,933	195,860